Note 13 - Shareholders Equity	3 Months Ended
Mar. 31, 2011
Stockholders Equity Note [Abstract]
Note 13 - Shareholders Equity [Text Block]

13. Shareholders’ Equity

a)      Capital

The Company’s subscribed and fully paid-in capital at March 31, 2011 and at December 31, 2010 consisted of 7,442,454,142 common shares and 5,602,042,788 preferred shares. The preferred shares do not have any voting rights and are not convertible into common shares or vice-versa. Preferred shares have priority in the receipt of dividends and return of capital.

The relation between the ADS and shares of each class is of 2 (two) shares for one ADS.

Current Brazilian law requires that the Federal Government retains ownership of 50% plus one share of the Company’s voting shares.

a.1) Capital increase with reserves in 2011

The Special General Shareholders’ Meeting held jointly with the General Shareholders’ Meeting on April 28, 2011 approved the capital increase for the Company from US$109,746 (R$205,357) to US$109,760 (R$ 205,380), through capitalization of part of the tax incentive profit reserve established in 2010 in the amount of US$14 (R$23), in compliance with article 35, paragraph 1, of Ordinance 2091/07 of the Government Minister for National Integration. This capitalization was made without issuing new shares, pursuant to article 169, paragraph 1, of Law 6.404/76.

b)   Dividends and interest on shareholders’ equity related to 2010 results

b.1) Dividends and interest on shareholders' equity - fiscal year 2010

The Annual General Shareholders’ Meeting of April 28, 2011 approved dividends referring to 2010 in the amount of US$6,780, which includes interest on shareholders’ equity in the total amount of US$5,857, as follows:

Portion	Date of board of directors approval	Shareholders’ positions	Date payment	Value of the portion - US$ million
1st Portion Interest on shareholders’ equity	05.14.2010	05.21.2010	05.31.2010	982
2nd Portion Interest on shareholders’ equity	07.16.2010	07.30.2010	08.31.2010	966
3rd Portion Interest on shareholders’ equity	10.22.2010	11.01.2010	11.30.2010	1,062
4th Portion Interest on shareholders’ equity	12.10.2010	12.21.2010	12.30.2010	1,539
5th Portion Interest on shareholders’ equity	02.25.2011	03.21.2010	03.31.2011	1,308
Dividends	02.25.2011	04.28.2011	Up to 06.27.2011	923
				6,780

The portions of the interest on shareholders’ equity distributed in advance in 2010 and 2011 were discounted from the proposed dividends for this year and restated by the SELIC rate from the date of their payment up to December 31, 2010. The dividend is being monetarily restated from December 31, 2010 until the date of payment, in accordance with the variation of the SELIC rate.

b.2) Interest on shareholders’ equity - fiscal year 2011

On April 29, 2011, the Board of Directors approved distribution in advance of remuneration to the shareholders in the form of interest on shareholders’ equity in the amount of US$1,645,  to be paid not later than July 30, 2011, based on the shareholding position at May 11, 2011.

This interest on shareholders’ equity should be discounted from the remuneration that is distributed on the closing of fiscal year 2011. The amount will be monetarily restated, according to the variation of the SELIC rate from the date of effective payment until the end of 2011.

The interest on shareholders’ capital is subject to the levy of income tax at the rate of 15%, except for shareholders that are declared immune or exempt.

c)   Basic and diluted earnings per share

Basic and diluted earnings per share amounts have been calculated as follows:

	Three-month periods ended March 31,
	2011	2010

Net income for the period attributable to Petrobras	6,524	4,317
Less priority preferred share dividends	(2,490)	(1,133)
Less common shares dividends, up to the priority preferred shares dividends on a per-share basis	(3,308)	(1,553)

Remaining net income to be equally allocated to common and preferred shares	726	1,631

Weighted average number of shares outstanding:
Common	7,442,454,142	5,073,347,344
Preferred	5,602,042,788	3,700,729,396

Basic and diluted earnings per:
Common and preferred share	0.50	0.49
Common and preferred ADS	1.00	0.98